Change in working capital (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Change in working capital
(Increase)/decrease in receivables	kr (21,059)	kr (471)		kr 1,306
Increase/(decrease) in payables	17,061	13,256		(12,610)
Adjustment for non-cash investing activities	(7,932)	0		0
Cash outflow for investment in Beta Bionics	22,803	0		0
Change in working capital	kr 10,873	kr 12,785	[1]	kr (11,304)	[1]

[1]	See note 1 to the consolidated financial statements.